INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible Assets consist of the following:

	As of December 31, 2025	As of December 31, 2024

Trademarks	$24,701,414	$-
Patents	14,577,476	-
Online platform	2,073,472	-

Less: accumulated amortization	2,960,500
Less: accumulated impairment	8,502,698	-
Intangible Assets, net	$29,889,164	$-

Amortization expense for the years ended December 31, 2025, 2024 and 2023 was $2,880,410, nil and nil, respectively. For the year ended December 31, 2025, 2024 and 2023, the Company provided impairment of $8,272,676, nil and nil, respectively.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS